FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of company's assets that are measured at fair value on a recurring basis

		March 31,	December 31,
	Level	2023	2022
Assets:
Cash and investments held in Trust Account	1	$20,219,328	$19,827,884

Liabilities:
Warrant Liabilities - Public Warrants	2	$500,000	$666,667
Warrant Liabilities - Private Placement Warrants	3	$296,000	$394,667

		December 31,	December 31,
	Level	2022	2021
Assets:
Cash and investments held in Trust Account	1	$19,827,884	$250,007,295

Liabilities:
Warrant Liabilities - Public Warrants	1	$666,667	$4,333,333
Warrant Liabilities - Private Placement Warrants	3	$394,667	$2,565,333

Schedule of private placement warrants

	March 31,	December 31,
	2023	2022
Exercise price	$11.50	$11.50
Stock price	$10.20	$10.03
Volatility	5.10%	6.40%
Term	5.23	5.25
Risk-free rate	3.53%	3.91%
Dividend yield	0.00%	0.00%

	December 31,	December 31,
	2022	2021
Exercise price	$11.50	$11.50
Stock price	$10.03	$9.88
Volatility	6.40%	9.60%
Term	5.25	5.16
Risk-free rate	3.91%	1.27%
Dividend yield	0.00%	0.00%

Schedule of changes in the level 3 fair value of warrant liabilities

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of December 31, 2022	$394,667	$—	$394,667
Change in fair value	(98,667)	—	(98,667)
Fair value as of March 31, 2023	$296,000	$—	$296,000

Private Placement
Fair value as of December 31, 2021	$2,565,333
Change in fair value	(1,282,666)
Fair value as of March 31, 2022	$1,282,667

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of December 31, 2021	$2,565,333	$—	$2,565,333
Change in fair value	(2,170,666)	—	(2,170,666)
Fair value as of December 31, 2022	$394,667	$—	$394,667

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of December 31, 2020	$5,476,000	$9,166,666	$14,642,666
Change in fair value	(2,910,667)	(4,833,333)	(7,744,000)
Transfer to level 1	—	(4,333,333)	(4,333,333)
Fair value as of December 31, 2021	$2,565,333	$—	$2,565,333